Schedule of Investments (unaudited)
February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 39.5%
U.S. Government Obligations — 39.5%
U.S. Treasury Bonds	5.000%	5/15/45	$10,000	$10,574
U.S. Treasury Bonds	1.375%	8/15/50	30,000	15,451
U.S. Treasury Notes	3.875%	3/31/27	90,000	90,355
U.S. Treasury Notes	3.875%	5/31/27	120,000	120,581
U.S. Treasury Notes	3.625%	8/31/27	230,000	230,620
U.S. Treasury Notes	3.875%	6/15/28	130,000	131,422
U.S. Treasury Notes	3.625%	8/15/28	250,000	251,455
U.S. Treasury Notes	2.625%	7/31/29	1,730,000	1,686,345
U.S. Treasury Notes	3.875%	11/30/29	290,000	294,344
U.S. Treasury Notes	4.125%	11/30/29	230,000	235,445
U.S. Treasury Notes	4.375%	12/31/29	10,000	10,330
U.S. Treasury Notes	4.000%	3/31/30	50,000	51,008
U.S. Treasury Notes	3.875%	6/30/30	1,280,000	1,300,050
U.S. Treasury Notes	3.875%	7/31/30	240,000	243,792
U.S. Treasury Notes	4.000%	7/31/30	530,000	541,014
U.S. Treasury Notes	3.750%	1/31/31	50,000	50,516
U.S. Treasury Notes	4.000%	1/31/31	1,220,000	1,245,877
U.S. Treasury Notes	4.125%	2/29/32	13,460,000	13,815,428
U.S. Treasury Notes	4.125%	3/31/32	13,510,000	13,866,748
U.S. Treasury Notes	4.000%	4/30/32	13,670,000	13,934,322
U.S. Treasury Notes	4.000%	6/30/32	14,650,000	14,928,407
U.S. Treasury Notes	4.000%	7/31/32	30,000	30,561
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,353,947
U.S. Treasury Notes	3.875%	8/15/34	640,000	641,038
U.S. Treasury Notes	4.250%	11/15/34	100,000	102,756
U.S. Treasury Notes	4.125%	2/15/36	40,000	40,534
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	2,720,000	900,321

Total U.S. Government & Agency Obligations (Cost — $65,074,246)				66,123,241
Corporate Bonds & Notes — 29.7%
Communication Services — 2.7%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	137,388
AT&T Inc., Senior Notes	4.700%	8/15/30	180,000	184,598
AT&T Inc., Senior Notes	2.250%	2/1/32	150,000	134,004
NTT Finance Corp., Senior Notes	4.876%	7/16/30	280,000	287,314 (a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	130,000	130,190
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	334,000	299,765
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	590,000	587,661
Total Diversified Telecommunication Services				1,760,920
Entertainment — 0.0%††
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	38,000	37,909
Interactive Media & Services — 0.7%
Alphabet Inc., Senior Notes	3.700%	2/15/29	170,000	170,188
Alphabet Inc., Senior Notes	4.000%	5/15/30	100,000	100,719
Alphabet Inc., Senior Notes	4.100%	2/15/31	50,000	50,340
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Interactive Media & Services — continued
Alphabet Inc., Senior Notes	4.375%	11/15/32	$100,000	$101,394
Alphabet Inc., Senior Notes	4.400%	2/15/33	40,000	40,364
Alphabet Inc., Senior Notes	4.500%	5/15/35	50,000	50,347
Alphabet Inc., Senior Notes	4.700%	11/15/35	10,000	10,129
Alphabet Inc., Senior Notes	4.800%	2/15/36	60,000	61,009
Meta Platforms Inc., Senior Notes	4.200%	11/15/30	120,000	121,084
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	190,000	193,241
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	120,000	121,899
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	130,000	131,344
Total Interactive Media & Services				1,152,058
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	114,338
Comcast Corp., Senior Notes	3.300%	4/1/27	100,000	99,500
Comcast Corp., Senior Notes	4.150%	10/15/28	60,000	60,443
Comcast Corp., Senior Notes	3.400%	4/1/30	60,000	58,704
Fox Corp., Senior Notes	4.709%	1/25/29	10,000	10,155
Fox Corp., Senior Notes	6.500%	10/13/33	170,000	186,644
Total Media				529,784
Wireless Telecommunication Services — 0.6%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	50,000	49,936
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	580,000	575,650
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	120,000	111,108
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	130,000	116,778
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	100,000	103,371
Total Wireless Telecommunication Services				956,843

Total Communication Services				4,437,514
Consumer Discretionary — 1.4%
Automobiles — 0.5%
Ford Motor Credit Co. LLC, Senior Notes	5.918%	3/20/28	360,000	369,812
General Motors Co., Senior Notes	5.600%	10/15/32	90,000	94,853
Hyundai Capital America, Senior Notes	5.950%	9/21/26	280,000	283,082 (a)
Total Automobiles				747,747
Broadline Retail — 0.3%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	140,000	127,547
Amazon.com Inc., Senior Notes	4.350%	3/20/33	360,000	363,130
Total Broadline Retail				490,677
Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	160,000	159,446
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	40,987
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	140,000	146,537
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	10,000	10,504
McDonald’s Corp., Senior Notes	3.600%	7/1/30	70,000	69,242
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	190,000	195,900 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	110,000	113,976 (a)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	$130,000	$130,938
Total Hotels, Restaurants & Leisure				867,530
Specialty Retail — 0.1%
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	150,000	142,212
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	2.850%	3/27/30	10,000	9,621

Total Consumer Discretionary				2,257,787
Consumer Staples — 1.0%
Beverages — 0.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	230,000	226,741
Consumer Staples Distribution & Retail — 0.0%††
Kroger Co., Senior Notes	5.000%	9/15/34	70,000	71,198
Food Products — 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	100,000	97,233 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	210,000	217,586 (a)
Total Food Products				314,819
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.050%	3/22/28	90,000	92,185
Tobacco — 0.6%
Altria Group Inc., Senior Notes	6.200%	11/1/28	300,000	316,737
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	60,294
Altria Group Inc., Senior Notes	2.450%	2/4/32	50,000	44,885
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,000	2,986
BAT Capital Corp., Senior Notes	5.350%	8/15/32	60,000	63,016
BAT Capital Corp., Senior Notes	6.000%	2/20/34	150,000	162,912
BAT Capital Corp., Senior Notes	5.625%	8/15/35	20,000	21,099
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	80,000	82,249
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	10,000	9,260
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	100,000	104,356
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	100,000	104,779
Total Tobacco				972,573

Total Consumer Staples				1,677,516
Energy — 3.5%
Oil, Gas & Consumable Fuels — 3.5%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	130,000	128,691
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	28,169 (a)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	150,000	155,729
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	50,000	54,190 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	40,000	40,093
Continental Resources Inc., Senior Notes	5.750%	1/15/31	30,000	31,125 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	510,000	509,630
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	160,000	161,812
Devon Energy Corp., Senior Notes	5.200%	9/15/34	100,000	102,587
Energy Transfer LP, Senior Notes	5.550%	2/15/28	380,000	391,284
Energy Transfer LP, Senior Notes	3.750%	5/15/30	180,000	177,122
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	200,000	201,896
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	$220,000	$214,961
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,401
EQT Corp., Senior Notes	7.000%	2/1/30	180,000	197,184
Expand Energy Corp., Senior Notes	4.750%	2/1/32	20,000	19,974
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	170,000	179,380 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	270,000	281,371 (a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	450,000	434,022 (a)
MPLX LP, Senior Notes	4.800%	2/15/29	180,000	183,526
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000	99,216
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	110,000	119,885
ONEOK Inc., Senior Notes	5.550%	11/1/26	240,000	242,183
ONEOK Inc., Senior Notes	5.650%	11/1/28	90,000	93,668
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	42,440
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	190,000	183,303
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	320,000	234,330 (a)
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	130,000	119,268
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	140,000	128,909
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	270,000	202,972 (a)
Targa Resources Corp., Senior Notes	5.400%	7/30/36	70,000	71,320
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	20,000	19,128 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	70,000	71,456
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	30,000	31,139
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	10,000	10,157
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	480,000	507,312
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	130,000	129,775
Williams Cos. Inc., Senior Notes	2.600%	3/15/31	120,000	111,077

Total Energy				5,921,685
Financials — 10.4%
Banks — 6.7%
Banco Santander SA, Senior Notes	4.551%	11/6/30	400,000	403,286
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	200,099 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	320,000	291,652 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	160,000	147,948 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	382,000	378,184 (b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	370,000	367,930 (b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	380,000	379,763 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	660,000	659,504 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	170,000	170,805 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of America Corp., Senior Notes (4.456% to 2/6/31 then SOFR + 0.870%)	4.456%	2/6/32	$170,000	$171,310 (b)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	160,000	160,262
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	200,000	204,189 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	370,000	380,526 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	490,000	525,897 (a)(b)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	200,000	204,181 (a)(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	220,000	211,756 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	550,000	548,210 (b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	470,000	470,745 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	220,000	221,188 (b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	230,000	231,728 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	350,000	352,214
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	510,000	508,551 (a)(b)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	250,000	251,996 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	220,000	220,846 (a)(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	310,000	292,804 (b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. Term SOFR + 1.382%)	4.005%	4/23/29	340,000	340,016 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	380,000	384,092 (b)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	370,000	384,348 (b)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	250,000	260,094 (b)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	70,000	68,902
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	170,000	171,634
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	130,000	130,654 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	100,000	98,521 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	190,000	197,620 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	310,000	308,188
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000	131,504 (b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	80,000	80,847 (b)
Wells Fargo & Co., Senior Notes (4.960% to 1/23/36 then SOFR + 1.100%)	4.960%	1/23/37	150,000	150,629 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	130,000	136,837 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	$230,000	$237,974 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	210,000	210,810
Total Banks				11,248,244
Capital Markets — 2.6%
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	290,000	287,870 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	150,000	151,210
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	170,000	185,854 (b)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	240,000	239,544
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	190,000	188,920 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	230,000	230,216 (b)
Goldman Sachs Group Inc., Senior Notes (4.516% to 1/21/31 then SOFR + 0.960%)	4.516%	1/21/32	860,000	865,498 (b)
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	150,000	152,131
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	200,000	189,278 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	210,000	209,247 (b)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	100,000	100,602 (b)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	200,000	207,160 (b)
Morgan Stanley, Senior Notes (5.466% to 1/18/34 then SOFR + 1.730%)	5.466%	1/18/35	630,000	659,705 (b)
Nuveen LLC, Senior Notes	4.000%	11/1/28	180,000	180,430 (a)
UBS Group AG, Senior Notes (4.588% to 8/10/31 then SOFR + 1.050%)	4.588%	8/10/32	440,000	441,919 (a)(b)
Total Capital Markets				4,289,584
Consumer Finance — 0.2%
American Express Co., Senior Notes	4.050%	5/3/29	100,000	100,875
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	260,000	259,355 (a)
Total Consumer Finance				360,230
Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	200,000	199,819
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	360,000	356,573
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	400,000	389,262
Total Financial Services				945,654
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.150%	3/1/29	220,000	226,925
Chubb INA Holdings LLC, Senior Notes	3.350%	5/3/26	10,000	9,989
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	190,000	212,081 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	37,367 (a)
Total Insurance				486,362

Total Financials				17,330,074
Health Care — 2.5%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	2.950%	11/21/26	130,000	129,201
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Biotechnology — continued
AbbVie Inc., Senior Notes	4.800%	3/15/29	$330,000	$339,105
AbbVie Inc., Senior Notes	3.200%	11/21/29	470,000	459,166
Total Biotechnology				927,472
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	70,000	69,961 (c)
Abbott Laboratories, Senior Notes	4.300%	3/15/33	370,000	369,743 (c)
Abbott Laboratories, Senior Notes	4.650%	3/15/36	90,000	90,063 (c)
Solventum Corp., Senior Notes	5.400%	3/1/29	51,000	52,895
Solventum Corp., Senior Notes	5.450%	3/13/31	110,000	115,410
Solventum Corp., Senior Notes	5.600%	3/23/34	280,000	292,868
Total Health Care Equipment & Supplies				990,940
Health Care Providers & Services — 1.0%
Cigna Group, Senior Notes	4.375%	10/15/28	130,000	131,377
CVS Health Corp., Senior Notes	3.625%	4/1/27	270,000	269,274
CVS Health Corp., Senior Notes	4.300%	3/25/28	131,000	131,832
CVS Health Corp., Senior Notes	3.750%	4/1/30	130,000	128,001
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	89,181
CVS Health Corp., Senior Notes	2.125%	9/15/31	150,000	133,136
Elevance Health Inc., Senior Notes	4.100%	5/15/32	160,000	157,166
Humana Inc., Senior Notes	5.750%	12/1/28	10,000	10,366
Humana Inc., Senior Notes	3.700%	3/23/29	260,000	255,785
Humana Inc., Senior Notes	2.150%	2/3/32	100,000	87,323
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	230,000	230,859
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	63,939
Total Health Care Providers & Services				1,688,239
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	110,000	115,078
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	10,000	10,470
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	290,000	296,805
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	100,000	90,610
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	137,490
Total Pharmaceuticals				650,453

Total Health Care				4,257,104
Industrials — 2.1%
Aerospace & Defense — 0.8%
Boeing Co., Senior Notes	5.150%	5/1/30	120,000	124,311
Boeing Co., Senior Notes	6.528%	5/1/34	120,000	134,583
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	140,000	142,731
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	70,000	74,908
Lockheed Martin Corp., Senior Notes	4.500%	2/15/29	390,000	397,880
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	280,000	278,295
RTX Corp., Senior Notes	2.250%	7/1/30	10,000	9,322
RTX Corp., Senior Notes	6.000%	3/15/31	160,000	173,691
Total Aerospace & Defense				1,335,721
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	100,000	95,065
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Building Products — continued
Carrier Global Corp., Senior Notes	2.700%	2/15/31	$60,000	$56,246
Total Building Products				151,311
Commercial Services & Supplies — 0.2%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	280,000	289,576
Electrical Equipment — 0.1%
GE Vernova Inc., Senior Notes	4.250%	2/4/31	80,000	80,581
GE Vernova Inc., Senior Notes	4.875%	2/4/36	60,000	60,783
Total Electrical Equipment				141,364
Ground Transportation — 0.2%
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	80,000	80,196 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	90,000	90,528 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	70,000	70,023 (a)
Fedex Freight Holding Co. Inc., Senior Notes	5.250%	3/15/36	30,000	29,919 (a)
Union Pacific Corp., Senior Notes	2.891%	4/6/36	190,000	163,576
Total Ground Transportation				434,242
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	4.950%	9/1/31	220,000	229,986
Passenger Airlines — 0.5%
American Airlines Pass-Through Trust	3.375%	5/1/27	445,641	440,908
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	400,000	399,964 (a)
Total Passenger Airlines				840,872
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	163,390

Total Industrials				3,586,462
Information Technology — 3.3%
Semiconductors & Semiconductor Equipment — 2.5%
Broadcom Inc., Senior Notes	4.600%	7/15/30	80,000	81,814
Broadcom Inc., Senior Notes	4.600%	1/15/33	210,000	212,335
Broadcom Inc., Senior Notes	3.137%	11/15/35	370,000	323,643 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	120,000	120,342
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	710,000	749,666 (a)
Intel Corp., Senior Notes	3.750%	3/25/27	130,000	129,823
Intel Corp., Senior Notes	1.600%	8/12/28	130,000	123,024
Intel Corp., Senior Notes	5.125%	2/10/30	80,000	82,598
Micron Technology Inc., Senior Notes	5.650%	11/1/32	100,000	106,619
Micron Technology Inc., Senior Notes	5.875%	2/9/33	110,000	118,503
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	50,000	51,318
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	10,000	9,195
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,145,167
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	940,000	870,929
Total Semiconductors & Semiconductor Equipment				4,124,976
Software — 0.7%
Oracle Corp., Senior Notes	4.550%	2/4/29	250,000	250,531
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	119,813
Oracle Corp., Senior Notes	4.950%	2/4/31	100,000	99,824
Oracle Corp., Senior Notes	2.875%	3/25/31	90,000	81,835
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Oracle Corp., Senior Notes	4.800%	9/26/32	$250,000	$244,379
Synopsys Inc., Senior Notes	4.650%	4/1/28	160,000	162,067
Synopsys Inc., Senior Notes	4.850%	4/1/30	230,000	235,561
Total Software				1,194,010
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co., Senior Notes	4.400%	10/15/30	230,000	230,384

Total Information Technology				5,549,370
Materials — 1.0%
Chemicals — 0.2%
MEGlobal BV, Senior Notes	2.625%	4/28/28	400,000	385,376 (a)
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	60,000	62,767
Metals & Mining — 0.5%
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	240,000	246,060 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	10,000	10,468
Glencore Funding LLC, Senior Notes	5.371%	4/4/29	360,000	373,257 (a)
Glencore Funding LLC, Senior Notes	5.186%	4/1/30	230,000	238,068 (a)
Total Metals & Mining				867,853
Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	140,000	141,741 (a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	200,000	181,344
Suzano Netherlands BV, Senior Notes	5.500%	1/15/36	100,000	101,113
Total Paper & Forest Products				424,198

Total Materials				1,740,194
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	200,000	199,286 (a)

Utilities — 1.7%
Electric Utilities — 1.6%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	128,150 (a)
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	440,000	445,500 (a)
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	70,000	70,055
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	30,000	30,211
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	220,000	220,990
Georgia Power Co., Senior Notes	5.200%	3/15/35	40,000	41,568
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	10,000	9,960
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	110,000	111,236 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	70,000	73,045 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	310,000	302,258
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	350,000	363,945
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	388,584 (a)
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	290,000	290,847 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.350%	1/31/36	150,000	151,113 (a)
Total Electric Utilities				2,627,462
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Multi-Utilities — 0.1%
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	$130,000	$133,602

Total Utilities				2,761,064
Total Corporate Bonds & Notes (Cost — $49,591,126)				49,718,056
Collateralized Mortgage Obligations(d) — 11.5%
Angel Oak Mortgage Trust, 2025-6 A3	5.920%	4/25/70	311,712	315,308 (a)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	5.021%	1/20/43	110,000	110,078 (a)(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	5.906%	6/17/39	343,753	343,787 (a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	27,615	27,201 (a)(b)
BRAVO Residential Funding Trust, 2022-NQM3 A1	5.108%	7/25/62	240,352	240,437 (a)(b)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	110,000	108,111 (a)(b)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.410%	8/15/42	490,000	491,820 (a)(b)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.150%	8/19/43	310,000	310,484 (a)(b)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	226,959	221,428 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	362,366	351,338 (a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	213,380	185,605 (a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	159,188	145,695 (a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	360,000	340,927 (b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	579,983	550,713 (a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	750,367	650,576 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	336,752	306,080 (a)(b)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.960%	10/15/42	190,000	190,488 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.558%	3/25/29	2,380,913	37,796 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.938%	5/25/29	1,819,770	46,100 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.379%	1/25/30	3,100,000	150,266 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.532%	10/25/31	6,478,275	159,036 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	56,570	246
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	176,019	154,708
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	1,187,813	179,785
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	481,618	81,039
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	137,352	23,296
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	142,932	19,366
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	252,150	226,691
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	95,881
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.967%	12/25/54	83,275	84,026 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.717%	1/25/34	320,000	341,515 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2026-DNA1 M2 (30 Day Average SOFR + 1.300%)	4.958%	2/25/46	330,000	331,831 (a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	216,529	214,451
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.767%	9/25/32	200,000	197,767 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	$167,269	$4,777
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	288,670	261,228
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	233,497	223,186
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	688,637	571,692
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	460,887	77,754
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	605,589	545,583
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	2,799,427	324,448
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	686,760	109,940
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	1,357,295	209,140
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	175,429	160,341
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	130,643	127,113
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	11,539	2,051
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	842,289	177,169
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	4.147%	8/20/58	8,117	8,107 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	4.247%	11/20/60	95,298	95,279 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.297%	2/20/61	19,343	19,355 (b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	4.297%	3/20/61	16,412	16,421 (b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. Term SOFR + 0.464%)	4.147%	12/20/62	50,128	49,752 (b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.307%	4/16/47	2,693,082	15,933 (b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.144%	6/16/54	63,127	22 (b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.174%	8/16/54	1,021,323	3,393 (b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.180%	5/16/55	727,597	4,150 (b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.365%	8/16/54	560,150	3,964 (b)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	156,730	145,236
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	124,526	126,274
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.428%	6/16/61	3,466,026	315,961 (b)
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	554,881	467,484
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	70,051	62,419
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	200,000	174,447
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	1,474,350	1,151,207
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,965,800	102,259 (b)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	7,887,155	350,379 (b)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.141%	1/15/43	250,000	250,879 (a)(b)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.152%	5/18/42	200,000	200,870 (a)(b)
MF1 LLC, 2026-FL21 A (1 mo. Term SOFR + 1.350%)	5.014%	2/18/41	170,000	170,109 (a)(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	351,308	345,519 (a)(b)
Morgan Stanley Capital I Trust, 2021-L6 C	3.438%	6/15/54	250,000	215,723 (b)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	202,821	198,382 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	369,966	364,269 (a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A3	1.516%	11/27/56	198,316	183,486 (a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	252,352	212,917 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	$359,681	$308,404 (a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	775,749	681,240 (a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	348,439	315,779 (a)(b)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	575,862	584,298 (a)
SACO I Trust, 2007-VA1 A	—	6/25/21	225	131 *(a)(b)(e)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.103%	2/15/42	460,000	456,652 (a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.646%	6/25/57	1,010,000	886,663 (a)(b)
Verus Securitization Trust, 2025-R2 A2	5.238%	7/25/67	116,483	117,710 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	5.182%	8/25/34	491,160	470,153 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. Term SOFR + 0.854%)	4.528%	11/25/34	154,893	153,166 (b)

Total Collateralized Mortgage Obligations (Cost — $19,791,275)				19,256,690
Asset-Backed Securities — 9.5%
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	270,000	270,720 (a)(b)
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	360,000	362,854 (a)
Amur Equipment Finance Receivables LLC, 2025-1A A2	4.700%	9/22/31	109,817	111,070 (a)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.038%	4/20/38	310,000	310,296 (a)(b)
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	4.848%	10/20/34	440,000	440,643 (a)(b)
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	4.918%	10/25/38	580,000	581,161 (a)(b)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	526,039	496,644 (a)
Ares CLO Ltd., 2017-44A A1RR (3 mo. Term SOFR + 1.130%)	4.802%	4/15/34	290,000	290,376 (a)(b)
AutoNation Finance Trust, 2026-1A D	5.070%	1/11/34	100,000	101,310 (a)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A CN	8.700%	4/20/29	400,000	412,211 (a)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.981%	1/20/39	240,000	240,121 (a)(b)
Barings CLO Ltd., 2024-1A A (3 mo. Term SOFR + 1.630%)	5.298%	1/20/37	370,000	371,337 (a)(b)
Basswood Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.030%)	4.698%	4/20/34	400,000	400,462 (a)(b)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	4.822%	4/15/35	340,000	340,751 (a)(b)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.058%	10/20/37	1,000,000	1,002,690 (a)(b)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.189%	4/22/37	750,000	752,525 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	731,426	694,868 (a)
Columbia Cent CLO Ltd., 2022-32A A1R2 (3 mo. Term SOFR + 1.120%)	4.788%	7/24/34	550,000	550,753 (a)(b)
Driven Brands Funding LLC, 2025-1A A2	5.296%	10/20/55	399,000	403,337 (a)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	4.908%	3/28/38	270,000	270,405 (a)(b)
Ford Credit Floorplan Master Owner Trust, 2025-1 A1	4.630%	4/15/30	370,000	376,980
Fortress Credit Bsl Ltd., 2021-1A AR (3 mo. Term SOFR + 1.100%)	4.768%	4/20/33	270,252	270,542 (a)(b)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	5.218%	4/20/37	780,000	782,609 (a)(b)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	5.008%	10/15/38	330,000	330,429 (a)(b)
GGAM Master Trust International Ltd., 2025-1A A	5.923%	9/30/60	273,249	280,207 (a)
HINNT LLC, 2025-A A	5.010%	3/15/44	109,139	111,293 (a)
Kings Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.200%)	4.870%	1/21/39	300,000	300,598 (a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	760,286	720,319 (a)
Navient Private Education Refi Loan Trust, 2024-A A	5.660%	10/15/72	163,421	168,619 (a)
Navient Refinance Loan Trust, 2026-A A	4.500%	1/18/56	370,000	372,179 (a)
Navient Student Loan Trust, 2020-1A A1B (30 Day Average SOFR + 1.164%)	4.832%	6/25/69	137,149	138,468 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Navigator Aviation Ltd., 2025-1 A	5.107%	10/15/50	$244,983	$248,157 (a)
Nelnet Student Loan Trust, 2025-1A A1 (30 Day Average SOFR + 0.750%)	4.417%	10/25/33	378,958	379,069 (a)(b)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.208%	7/20/38	440,000	442,152 (a)(b)
Park Blue CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.310%)	5.255%	10/25/38	360,000	360,856 (a)(b)
Phantom Aviation, 2026-1A A	5.240%	1/15/51	170,000	173,418 (a)
Polus US CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.520%)	5.188%	7/20/38	480,000	482,345 (a)(b)
SMB Private Education Loan Trust, 2024-A A1A	5.240%	3/15/56	528,627	547,637 (a)
Sotheby’s Artfi Master Trust, 2026-1A A1	4.800%	6/20/33	310,000	312,181 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.868%	4/20/38	280,000	280,399 (a)(b)
Vantage Data Centers Issuer LLC, 2024-1A A2	5.100%	9/15/54	100,000	100,545 (a)
Warwick Capital CLO Ltd., 2025-7A A1 (3 mo. Term SOFR + 1.300%)	5.252%	10/21/38	300,000	300,738 (a)(b)

Total Asset-Backed Securities (Cost — $15,899,125)				15,884,274
Sovereign Bonds — 2.1%
Chile — 0.2%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	430,000	340,990
Israel — 0.2%

Israel Government International Bond, Senior Notes	5.500%	3/12/34	300,000	312,134
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	325,000	292,191
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	680,000	506,974
Total Mexico				799,165
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	280,000	289,464
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	110,000	109,340
Total Peru				398,804
Supranational — 0.8%

Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,257,062
Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	270,000	328,955

Total Sovereign Bonds (Cost — $3,716,393)				3,437,110
Mortgage-Backed Securities — 1.7%
FHLMC — 0.4%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	12/1/41	303,436	269,048
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/42	378,509	360,395
Total FHLMC				629,443
FNMA — 0.9%
Federal National Mortgage Association (FNMA)	2.500%	11/1/40	47,163	43,557
Federal National Mortgage Association (FNMA)	2.000%	10/1/41	348,766	309,775
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	85,610	74,436
Federal National Mortgage Association (FNMA)	3.000%	6/1/43- 11/1/48	249,836	234,624
Federal National Mortgage Association (FNMA)	4.500%	9/1/53	79,472	79,805
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	120,700	117,775
Federal National Mortgage Association (FNMA)	3.500%	3/1/57	434,174	407,369
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.453%)		6.384%	5/1/43	$217,469	$225,732 (b)
Total FNMA					1,493,073
GNMA — 0.4%
Government National Mortgage Association (GNMA)		4.000%	3/15/50	25,130	24,377
Government National Mortgage Association (GNMA) II		3.500%	10/20/49- 2/20/50	79,270	74,494
Government National Mortgage Association (GNMA) II		4.000%	1/20/50- 3/20/50	108,207	104,655
Government National Mortgage Association (GNMA) II		4.500%	9/20/52	71,369	70,889
Government National Mortgage Association (GNMA) II		5.000%	5/20/53	228,428	231,217
Government National Mortgage Association (GNMA) II		2.500%	3/1/56	100,000	88,262 (f)
Government National Mortgage Association (GNMA) II		3.000%	3/1/56	100,000	91,739 (f)
Total GNMA					685,633

Total Mortgage-Backed Securities (Cost — $2,840,147)					2,808,149
U.S. Treasury Inflation Protected Securities — 0.7%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,118,167)		1.875%	7/15/34	1,094,694	1,125,892
		Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750		6/12/26	79	$197,500	10,862
U.S. Treasury 5-Year Notes Futures, Call @ $109.750		3/6/26	30	30,000	13,828
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $113.750		3/13/26	25	25,000	11,719

Total Exchange-Traded Purchased Options (Cost — $87,347)					36,409
	Counterparty
OTC Purchased Options — 0.1%
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	20,970,000	20,970,000	74,253
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	1,110,000	1,110,000	3,930

Total OTC Purchased Options (Cost — $90,116)					78,183

Total Purchased Options (Cost — $177,463)					114,592
Total Investments before Short-Term Investments (Cost — $158,207,942)					158,468,004
		Rate		Shares
Short-Term Investments — 3.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,320,076)		3.603%		6,320,076	6,320,076 (g)(h)
Total Investments — 98.6% (Cost — $164,528,018)					164,788,080
Other Assets in Excess of Liabilities — 1.4%					2,423,796
Total Net Assets — 100.0%					$167,211,876

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	The maturity principal is currently in default as of February 28, 2026.
(f)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2026, the Fund held TBA securities with a total cost of $177,063.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $6,320,076 and the cost was $6,320,076 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
bps	—	basis points (100 basis points = 1.00%)
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At February 28, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.500	29	$72,500	$(4,713)
3-Month SOFR Futures, Call	12/11/26	97.500	18	45,000	(5,625)
3-Month SOFR Futures, Put	12/11/26	96.500	43	107,500	(5,912)
U.S. Treasury 10-Year Notes Futures, Call	3/27/26	115.000	50	50,000	(11,719)
Total Exchange-Traded Written Options (Premiums received — $43,025)					(27,969)

OTC Written Options
	Counterparty
Interest rate swaption, Call, 345.000bps payments paid annually, Daily SOFR Compound received annually, maturing on 9/29/36 (Premiums received — $82,935)	Goldman Sachs Group Inc.	9/25/26	345.000 bps	4,890,000	4,890,000	$(70,459)
Total Written Options (Premiums received — $125,960)						$(98,428)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Bond Fund
Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At February 28, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	73	6/26	$17,613,228	$17,585,244	$(27,984)
U.S. Treasury 2-Year Notes	139	6/26	29,043,533	29,089,008	45,475
U.S. Treasury 5-Year Notes	265	6/26	29,062,211	29,187,267	125,056
U.S. Treasury 10-Year Notes	13	6/26	1,462,516	1,479,562	17,046
					159,593
Contracts to Sell:
U.S. Treasury Long-Term Bonds	48	6/26	5,646,124	5,686,500	(40,376)
U.S. Treasury Ultra 10-Year Notes	13	6/26	1,502,484	1,517,547	(15,063)
U.S. Treasury Ultra Long-Term Bonds	26	6/26	3,112,236	3,161,438	(49,202)
					(104,641)
Net unrealized appreciation on open futures contracts					$54,952

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At February 28, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
	$29,154,000	12/15/27	3.320% annually	Daily SOFR Compound annually	$(48,109)	$(2,347)	$(45,762)
	7,730,000	11/21/30	2.452%*	CPURNSA*	(39,189)	(3,772)	(35,417)
	7,426,000	8/31/32	3.420% annually	Daily SOFR Compound annually	(43,460)	17,099	(60,559)
Total	$44,310,000				$(130,758)	$10,980	$(141,738)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.45 Index	$20,238,000	12/20/30	1.000% quarterly	$393,669	$431,915	$(38,246)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

 Western Asset Intermediate Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
*	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.267%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate Bond Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$66,123,241	—	$66,123,241
Corporate Bonds & Notes	—	49,718,056	—	49,718,056
Collateralized Mortgage Obligations	—	19,256,690	—	19,256,690
Asset-Backed Securities	—	15,884,274	—	15,884,274
Sovereign Bonds	—	3,437,110	—	3,437,110
Mortgage-Backed Securities	—	2,808,149	—	2,808,149
U.S. Treasury Inflation Protected Securities	—	1,125,892	—	1,125,892
Purchased Options:
Exchange-Traded Purchased Options	$36,409	—	—	36,409
OTC Purchased Options	—	78,183	—	78,183
Total Long-Term Investments	36,409	158,431,595	—	158,468,004
Short-Term Investments†	6,320,076	—	—	6,320,076
Total Investments	$6,356,485	$158,431,595	—	$164,788,080
Other Financial Instruments:
Futures Contracts††	$187,577	—	—	$187,577
Total	$6,544,062	$158,431,595	—	$164,975,657
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$27,969	—	—	$27,969
OTC Written Options	—	$70,459	—	70,459
Futures Contracts††	132,625	—	—	132,625
Centrally Cleared Interest Rate Swaps††	—	141,738	—	141,738
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	38,246	—	38,246
Total	$160,594	$250,443	—	$411,037

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were

Western Asset Intermediate Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended February 28, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,152,718	$69,914,285	69,914,285	$80,746,927	80,746,927

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$570,425	—	$6,320,076

Western Asset Intermediate Bond Fund 2026 Quarterly Report